Other Liabilities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Text Block [Line Items]
Interest expense on lease liabilities	$ 59	$ 56
Cash outflow for leases	342	383
Variable lease payments not included in the measurement of lease liabilities	206	$ 236
Year 2023 [member]
Text Block [Line Items]
Gross lease liabilities	350
Year 2024 [member]
Text Block [Line Items]
Gross lease liabilities	342
Year 2025 [member]
Text Block [Line Items]
Gross lease liabilities	323
Year 2026 [member]
Text Block [Line Items]
Gross lease liabilities	298
Year 2027 [member]
Text Block [Line Items]
Gross lease liabilities	275
Year 2028 and Thereafter [member]
Text Block [Line Items]
Gross lease liabilities	$ 1,643